Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2018
Other Financial Assets [Abstract]
Other Financial Assets
Other financial assets as of December 31, 2017 and 2018 are as follows:

		2017		2018
		Current	Non-current	Current	Non-current
		In millions of won
Loans and receivables	￦	244,309	711,069	123,657	639,673
Allowance for doubtful accounts		—	(8,948)	(12)	(4,940)
Present value discount		(976)	(39,813)	(992)	(38,712)
Long-term / short-term financial instruments(*1)		1,702,084	542,430	1,869,286	448,741
Financial assets at fair value through profit or loss(*1)		—	111,512	—	—

	￦	1,945,417	1,316,250	1,991,939	1,044,762

(*1)

Certain financial assets at fair value previously recognized as other financial assets is reclassified to financial assets at fair value through profit or loss upon the adoption of IFRS 9 ‘Financial Instruments’.

Loans and receivables
Loans and receivables as of December 31, 2017 and 2018 are as follows:

		2017
		Face value	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Short-term loans and receivables
Loans for tuition	￦	33,763	—	(976)	32,787
Loans for housing		14,126	—	—	14,126
Fisheries loan		352	—	—	352
Other loans		196,068	—	—	196,068

		244,309	—	(976)	243,333

Long-term loans and receivables
Loans for tuition		408,803	—	(39,716)	369,087
Loans for housing		140,452	—	—	140,452
Loans for related parties		94,581	(8,948)	—	85,633
Fisheries loan		960	—	(97)	863
Other loans		66,273	—	—	66,273

		711,069	(8,948)	(39,813)	662,308

	￦	955,378	(8,948)	(40,789)	905,641

		2018
		Face value	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Short-term loans and receivables
Loans for tuition	￦	33,333	—	(992)	32,341
Loans for housing		15,572	—	—	15,572
Fisheries loan		320	—	—	320
Other loans		74,432	(12)	—	74,420

		123,657	(12)	(992)	122,653

Long-term loans and receivables
Loans for tuition		414,893	—	(38,659)	376,234
Loans for housing		167,723	—	—	167,723
Loans for related parties		46,798	(4,930)	—	41,868
Fisheries loan		640	—	(53)	587
Other loans		9,619	(10)	—	9,609

		639,673	(4,940)	(38,712)	596,021

	￦	763,330	(4,952)	(39,704)	718,674

Changes in the allowance for doubtful accounts of loans and receivables
Changes in the allowance for doubtful accounts of loans for the years ended December 31, 2016, 2017 and 2018 are as follows:

		2016	2017	2018
		In millions of won
Beginning balance	￦	—	4,532	8,948
Bad debt expense		4,352	2,465	22
Other		180	1,951	(4,018)

Ending balance	￦	4,532	8,948	4,952

Long-term and short-term financial instruments
Long-term and short-term financial instruments as of December 31, 2017 and 2018 are as follows:

		2017		2018
		Current	Non-current	Current	Non-current
		In millions of won
Time deposits	￦	1,479,034	2	1,602,285	63,358
ABCP		145,000	65,600	—	—
CP		58,050	—	—	—
CD		10,000	—	10,000	—
RP		10,000	1,634	—	—
Others		—	475,194	257,001	385,383

	￦	1,702,084	542,430	1,869,286	448,741